Related Party Disclosures - Additional Information (Detail) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)
Hong Leong Asia Limited [member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Ownership interest in the entity, shares	18,270,965	18,270,965	18,270,965
Ownership interest in the entity, percentage	44.70%	44.70%	44.70%
Consultancy fees charged	¥ 500	$ 0.1	¥ 30	¥ 30
HL Technology Systems Private Limited [member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Ownership interest held by controlling shareholder, percent	23.30%	23.30%	23.30%
Well Summit Investments Limited [member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Ownership interest held by controlling shareholder, percent	21.40%	21.40%	21.40%
Yulin City Government [member]
Disclosure of transactions between related parties [line items]
Ownership interest held by non-controlling shareholder with significant influence over the Group	17.20%	17.20%	17.20%